Derivative liabilities - Summary of fair value of share options (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.90%	4.55%	1.39%	0.34%
Expected life (years)	2 years 11 months 4 days	1 year 4 months 13 days	2 years 10 months 13 days	2 years 11 months 26 days
Expected volatility	42.12%	41.83%	47.99%	37.00%
Expected dividend yield	0.65%	1.72%	0.14%	0.00%
Estimated forfeiture rate	1.72%	13.33%	0.05%	1.98%
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.02%		3.75%	0.23%
Expected life (years)	4 months 20 days		7 months 20 days	1 year 7 months 20 days
Expected volatility	41.00%		40.00%	43.00%
Expected dividend yield	0.00%		0.00%	0.00%
Estimated forfeiture rate	0.00%		0.00%	0.00%